OTHER OPERATING INCOME	12 Months Ended
Dec. 31, 2022
OTHER OPERATING INCOME

NOTE 24 — OTHER OPERATING INCOME

For the years ended December 31, 2022 and 2021, other operating income consists of:

	Years Ended December 31,
	2022	2021
Other income	$144,396	$—
Subsidy from government	—	490,300
	$144,396	$490,300